12 Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment

12	Property, plant and equipment

(a)	Change

	Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Balance as of December 31, 2017	500,646	4,570,497	20,583,099	3,274,665	832,703	29,761,610

Cost - previously disclosed	500,646	6,058,259	39,211,042	3,274,665	1,755,092	50,799,704
Cost - reclassification	68,902	(70,296)	1,038,042	186,606	(92,650)	1,130,604
Cost - reclassified	569,548	5,987,963	40,249,084	3,461,271	1,662,442	51,930,308

Accumulated depreciation/depletion - previously disclosed		(1,487,762)	(18,627,943)		(922,389)	(21,038,094)
Accumulated depreciation/depletion - reclassification		(88,244)	(964,517)		(77,843)	(1,130,604)
Accumulated depreciation/depletion - reclassified		(1,576,006)	(19,592,460)		(1,000,232)	(22,168,698)
Balance as of January 1, 2018	569,548	4,411,957	20,656,624	3,461,271	662,210	29,761,610

Acquisitions		372	201,492	2,439,286	13,199	2,654,349
Capitalized financial charges				178,055		178,055
Foreign currency translation adjustment	32,751	593,228	1,433,855	137,551	30,411	2,227,796
Cost	32,751	674,720	1,727,164	137,551	52,242	2,624,428
Depreciation, amortization and depletion		(81,492)	(293,309)		(21,831)	(396,632)
Transfers by concluded projects		16,477	1,022,560	(1,106,975)	67,938
Transfers to intangible				(2,922)	(1,539)	(4,461)
Disposals		(2,009)	(40,503)	(3,873)	(1,675)	(48,060)
Cost		(2,983)	(175,562)	(3,873)	(9,475)	(191,893)
Depreciation, amortization and depletion		974	135,059		7,800	143,833
Depreciation, amortization and depletion		(370,035)	(2,487,820)		(151,544)	(3,009,399)
Net book value	602,299	4,649,990	20,786,208	5,102,393	619,000	31,759,890
Cost	602,299	6,676,549	43,024,738	5,102,393	1,784,807	57,190,786
Accumulated depreciation, amortization and depletion		(2,026,559)	(22,238,530)		(1,165,807)	(25,430,896)
Balance as of December 31, 2018	602,299	4,649,990	20,786,208	5,102,393	619,000	31,759,890

Acquisitions		1,280	61,213	2,658,070	3,701	2,724,264
Capitalized financial charges				198,201		198,201
Foreign currency translation adjustment	11,508	289,118	675,400	105,701	3,536	1,085,263
Cost	11,508	366,939	860,672	105,701	10,109	1,354,929
Depreciation, amortization and depletion		(77,821)	(185,272)		(6,573)	(269,666)
Transfers by concluded projects		21,382	884,606	(993,024)	87,036
Transfers to inventory				(47,696)	(2,866)	(50,562)
Transfers to intangible				(6,433)		(6,433)
Cost				(6,433)		(6,433)
Disposals		(634)	(223,514)	(7,739)	(3,659)	(235,546)
Cost		(1,178)	(392,033)	(7,739)	(31,264)	(432,214)
Depreciation, amortization and depletion		544	168,519		27,605	196,668
Depreciation, amortization and depletion		(388,869)	(2,534,637)		(138,395)	(3,061,901)
Transfers to right of use of assets					(97,995)	(97,995)
Cost					(125,497)	(125,497)
Amortization					27,502	27,502
Net book value	11,508	(77,723)	(1,136,932)	1,763,008	473,224	32,315,181
Cost	613,807	7,064,972	44,439,196	7,009,473	1,726,026	60,853,474
Accumulated depreciation, amortization and depletion		(2,492,705)	(24,789,920)		(1,255,668)	(28,538,293)
Balance as of December 31, 2019	613,807	4,572,267	19,649,276	7,009,473	470,358	32,315,181

(i)	On December 31, 2019, the main amounts recorded under this item corresponded to expenses with scheduled maintenance shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing (R$1,400,667), capitalized financial charges (R$419,244), inventories of spare parts (R$430,418), strategic projects ongoing in Brazil (R$98,879) and in Braskem America (R$2,611,034). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.

The machinery, equipment and facilities of the Company require inspections, replacement of components and maintenance in regular intervals. The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities. These shutdowns can involve the plant as a whole, a part of it, or even only relevant pieces of equipment, such as industrial boilers, turbines and tanks. Shutdowns that take place every six years, for example, are usually made for the maintenance of industrial plants as a whole. Expenses with each scheduled shutdown are included in property, plant and equipment items that were the subject matter of the stoppage and are fully depreciated until the beginning of the following related stoppage. The expenditures with personnel, the consumption of small materials, maintenance and the related services from third parties are recorded, when incurred, as production costs. Property, plant and equipment items are depreciated on a straight-line basis. Projects in progress are not depreciated. Depreciation begins when the assets are available for use.

Based on the analysis cited in Note 3.2.3(a), the Management of Braskem believes that the plants will operate at their full capacity, or close to it, within the projected period, therefore additional impairment tests of these assets were not necessary. The prices of products manufactured by the Company are quoted in international markets, in the short or medium term, and adjust to the prices of raw materials to preserve the historical margins of the business.

Financial charges are capitalized on the balance of ongoing projects, of Braskem and its subsidiaries, using: (i) the average rate of the financings; and (ii) the exchange variation portion that corresponds to any positive difference between the average rate of financing in the domestic market and the rate cited in item (i).

In 2019, charges amounting to R$198,201 (R$178,055 in 2018) were capitalized. The average rate of these charges in the year was 6.47% p.a. (8.78% p.a. in 2018).

In compliance with IFRS 7.43, at December 31, 2019, acquisition of property, plant and equipment with payment installments is R$ 103,315.

(b)	Property, plant and equipment by country

	2019	2018

Brazil	15,682,081	16,278,608
Mexico	11,826,309	11,656,910
United States of America	4,545,974	3,539,495
Germany	258,291	273,987
Other	2,526	10,890
	32,315,181	31,759,890